Revision of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Revision of Previously Issued Financial Statements
The below tables present line items for prior period impacted financial statements that have been affected by the following error, referred to as the “Revision”:

(i)	an error in the accounting for a freestanding instrument which requires separate accounting under ASC 815, Derivatives and Hedging related to Legacy Bridger Series C Preferred Shares’ features.

	As of December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$305,978,901	$—	$305,978,901
Accrued expenses and other current liabilities	16,483,289	2,186,283	18,669,572
Total current liabilities	22,120,721	2,186,283	24,307,004
Total liabilities	228,393,011	2,186,283	230,579,294
Legacy Bridger Series C Preferred Shares	489,021,545	—	489,021,545
Accumulated deficit	(413,118,060)	(2,186,283)	(415,304,343)
Total members’ deficit	(411,435,655)	(2,186,283)	(413,621,938)
Total liabilities, mezzanine equity and members’ deficit	$305,978,901	$—	$305,978,901

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Interest expense	$(20,017,177)	$(2,709)	$(20,019,886)
Net loss	$(42,121,959)	$(2,709)	$(42,124,668)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	(200,505,236)	(2,183,574)	(202,688,810)
Net loss attributable to common shareholders	$(328,290,531)	$(2,186,283)	$(330,476,814)
Net loss per share attributable to common shareholders – basic and diluted	$(8.15)	$(0.05)	$(8.20)

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	$(200,505,236)	$(2,183,574)	$(202,688,810)
Net loss	(42,121,959)	(2,709)	(42,124,668)
Accumulated deficit	(413,118,060)	(2,186,283)	(415,304,343)
Accumulated other comprehensive income	1,678,497	—	1,678,497
Total members’ deficit	$(411,435,655)	$(2,186,283)	$(413,621,938)

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Cash Flows:
Cash Flows from Operating Activities:
Net loss	$(42,121,959)	$(2,709)	$(42,124,668)
Change in fair value of freestanding derivative	—	2,709	2,709
Net cash used in operating activities	(9,917,608)	—	(9,917,608)
Net change in cash, cash equivalents, and restricted cash	25,198,494	—	25,198,494
Cash, cash equivalents and restricted cash and cash equivalents – end of period	$42,459,626	$—	$42,459,626
Cash and cash equivalents – end of period	$30,162,475	$—	$30,162,475

	As of September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$320,554,139	$—	$320,554,139
Accrued expenses and other current liabilities	12,355,584	2,124,265	14,479,849
Total current liabilities	19,472,020	2,124,265	21,596,285
Total liabilities	$226,008,817	$2,124,265	$228,133,082
Series C Preferred shares	483,385,214	—	483,385,214
Accumulated deficit	(390,307,424)	(2,124,265)	(392,431,689)
Total members’ deficit	(388,839,892)	(2,124,265)	(391,036,037)
Total liabilities, mezzanine equity and members’ deficit	$320,554,139	$—	$320,554,139

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Interest expense	$(13,052,438)	$59,309	$(12,993,129)
Net loss	$(25,117,707)	$59,309	$(25,058,398)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	(194,700,545)	(2,183,574)	(196,884,119)
Net loss attributable to common shareholders	$(305,481,588)	$(2,124,265)	$(307,605,853)
Net loss per share attributable to common shareholders – basic and diluted	$(7.58)	$(0.06)	$(7.64)

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	$(194,700,545)	$(2,183,574)	$(196,884,119)
Net loss	(25,117,707)	59,309	(25,058,398)
Accumulated deficit	(390,307,424)	(2,124,265)	(392,431,689)
Total members’ deficit	$(388,839,892)	$(2,124,265)	$(390,964,157)

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Cash Flows:
Cash Flows from Operating Activities:
Net loss	$(25,117,707)	$59,309	$(25,058,398)
Change in fair value of freestanding derivative	—	(59,309)	(59,309)
Net cash used in by operating activities	(7,930,502)	—	(7,930,502)
Net change in cash, cash equivalents, and restricted cash	89,107,304	—	89,107,304
Cash, cash equivalents and restricted cash and cash equivalents – end of period	$106,368,436	$—	$106,368,436
Cash and cash equivalents – end of period	$94,143,466	$—	$94,143,466

	As of June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$309,603,293	$—	$309,603,293
Accrued expenses and other current liabilities	10,359,417	2,183,574	12,542,991
Total current liabilities	32,207,636	2,183,574	34,391,210
Total liabilities	209,837,425	2,183,574	212,020,999
Series C Preferred shares	477,741,883	—	475,558,309
Accumulated deficit	(378,984,493)	(2,183,574)	(381,168,067)
Total members’ deficit	(377,976,015)	(2,183,574)	(380,159,589)
Total liabilities, mezzanine equity and members’ deficit	$309,603,293	$—	$309,603,293

	For the six months ended June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Net loss	$(19,435,884)	$—	$(19,435,884)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	(189,057,208)	(2,183,574)	(191,240,782)
Net loss attributable to common shareholders	$(294,156,428)	$(2,183,574)	$(296,340,002)
Net loss per share attributable to common shareholders – basic and diluted	$(7.30)	$(0.06)	$(7.36)

	For the six months ended June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	$(189,057,208)	$(2,183,574)	$(191,240,782)
Net loss	(19,435,884)	—	(19,435,884)
Accumulated deficit	(378,984,493)	(2,183,574)	(381,168,067)
Accumulated other comprehensive income	1,008,478	—	1,008,478
Total members’ deficit	$(377,976,015)	$(2,183,574)	$(380,159,589)

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Revision of Previously Issued Financial Statements
The below tables present line items for prior period impacted financial statements that have been affected by the following error, referred to as the “Revision”:

(i)	an error in the accounting for a freestanding instrument which requires separate accounting under ASC 815, Derivatives and Hedging related to Series C Preferred Shares’ features.

	As of December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$305,978,901	$—	$305,978,901
Accrued expenses and other current liabilities	16,483,289	2,186,283	18,669,572
Total current liabilities	22,120,721	2,186,283	24,307,004
Total liabilities	228,393,011	2,186,283	230,579,294
Series C Preferred Shares	489,021,545	—	489,021,545
Accumulated deficit	(413,114,152)	(2,186,283)	(415,300,435)
Total members’ deficit	(411,435,655)	(2,186,283)	(413,621,938)
Total liabilities, mezzanine equity and members’ deficit	$305,978,901	$—	$305,978,901

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Interest expense	$(20,017,177)	$(2,709)	$(20,019,886)
Net loss	$(42,121,959)	$(2,709)	$(42,124,668)
Series C Preferred Shares adjustment for maximum redemption value	(200,505,236)	(2,183,574)	(202,688,810)
Net loss attributable to common shareholders	$(328,290,531)	$(2,186,283)	$(330,476,814)
Net loss per share attributable to common shareholders – basic and diluted	$(8.15)	$(0.05)	$(8.20)

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Series C Preferred Shares adjustment for maximum redemption value	$(200,505,236)	$(2,183,574)	$(202,688,810)
Net loss	(42,121,959)	(2,709)	(42,124,668)
Accumulated deficit	(413,114,152)	(2,186,283)	(415,300,435)
Accumulated other comprehensive income	1,678,497	—	1,678,497
Total members’ deficit	$(411,435,655)	$(2,186,283)	$(413,621,938)

	For the year ended December 31, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Cash Flows:
Cash Flows from Operating Activities:
Net loss	$(42,121,959)	$(2,709)	$(42,124,668)
Change in fair value of freestanding derivative	—	2,709	2,709
Net cash used in operating activities	(9,917,608)	—	(9,917,608)
Net change in cash, cash equivalents, and restricted cash	25,198,494	—	25,198,494
Cash, cash equivalents and restricted cash and cash equivalents – end of period	$42,459,626	$—	$42,459,626
Cash and cash equivalents – end of period	$30,162,475	$—	$30,162,475

	As of September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$320,554,139	$—	$320,554,139
Accrued expenses and other current liabilities	12,355,584	2,124,265	14,479,849
Total current liabilities	19,472,020	2,124,265	21,596,285
Total liabilities	$226,008,817	$2,124,265	$228,133,082
Series C Preferred shares	483,385,214	—	483,385,214
Accumulated deficit	(390,307,424)	(2,124,265)	(392,431,689)
Total members’ deficit	(388,839,892)	(2,124,265)	(391,036,037)
Total liabilities, mezzanine equity and members’ deficit	$320,554,139	$—	$320,554,139

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Interest expense	$(13,052,438)	$59,309	$(12,993,129)
Net loss	$(25,117,707)	$59,309	$(25,058,398)
Series C Preferred Shares adjustment for maximum redemption value	(194,700,545)	(2,183,574)	(196,884,119)
Net loss attributable to common shareholders	$(305,481,588)	$(2,124,265)	$(307,605,853)
Net loss per share attributable to common shareholders – basic and diluted	$(7.58)	$(0.06)	$(7.64)

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Series C Preferred Shares adjustment for maximum redemption value	$(194,700,545)	$(2,183,574)	$(196,884,119)
Net loss	(25,117,707)	59,309	(25,058,398)
Accumulated deficit	(390,307,424)	(2,124,265)	(392,431,689)
Total members’ deficit	$(388,839,892)	$(2,124,265)	$(390,964,157)

	For the nine months ended September 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Cash Flows:
Cash Flows from Operating Activities:
Net loss	$(25,117,707)	$59,309	$(25,058,398)
Change in fair value of freestanding derivative	—	(59,309)	(59,309)
Net cash used in by operating activities	(7,930,502)	—	(7,930,502)
Net change in cash, cash equivalents, and restricted cash	89,107,304	—	89,107,304
Cash, cash equivalents and restricted cash and cash equivalents – end of period	$106,368,436	$—	$106,368,436
Cash and cash equivalents – end of period	$94,143,466	$—	$94,143,466

	As of June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Balance Sheets:
Total assets	$309,603,293	$—	$309,603,293
Accrued expenses and other current liabilities	10,359,417	2,183,574	12,542,991
Total current liabilities	32,207,636	2,183,574	34,391,210
Total liabilities	209,837,425	2,183,574	212,020,999
Series C Preferred shares	477,741,883	—	475,558,309
Accumulated deficit	(378,984,493)	(2,183,574)	(381,168,067)
Total members’ deficit	(377,976,015)	(2,183,574)	(380,159,589)
Total liabilities, mezzanine equity and members’ deficit	$309,603,293	$—	$309,603,293

	For the six months ended June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Operations:
Net loss	$(19,435,884)	$—	$(19,435,884)
Series C Preferred Shares adjustment for maximum redemption value	(189,057,208)	(2,183,574)	(191,240,782)
Net loss attributable to common shareholders	$(294,156,428)	$(2,183,574)	$(296,340,002)
Net loss per share attributable to common shareholders – basic and diluted	$(7.30)	$(0.06)	$(7.36)

	For the six months ended June 30, 2022
	As Previously Reported	Impact of Revision	As Revised
Statements of Members’ Equity:
Series C Preferred Shares adjustment for maximum redemption value	$(189,057,208)	$(2,183,574)	$(191,240,782)
Net loss	(19,435,884)	—	(19,435,884)
Accumulated deficit	(378,984,493)	(2,183,574)	(381,168,067)
Accumulated other comprehensive income	1,008,478	—	1,008,478
Total members’ deficit	$(377,976,015)	$(2,183,574)	$(380,159,589)